8. Commitments and Contingencies (Detail Narratives) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Detail Narratives
Unfunded Commitments	$ 1,449	$ 588